Concentration and Risks	12 Months Ended
Dec. 31, 2025
Concentration and Risks [Abstract]
Concentration and risks
15.	Concentration and risks

The Company is not exposed to significant financial risks other than the concentration risk, which is analysed as follows:

Customers

Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:

	Sales for years ended December 31,		Balance as of December 31,
	2025	2024	2025	2024
Customer A	—%	16.25%	—%	33.95%
Customer B	—	6.11	—	10.02
Customer C	—	10.96	6.27	18.31
Customer D	—	8.08	7.47	13.86
Customer E	20.02	—	13.16	—
Customer F	10.94	—	10.78	—
Customer G	—	18.09	1.91	9.13
Customer H	12.52	—	10.25	—
Customer I	10.09	—	6.11	—
Customer J	11.48	—	12.50	—
Customer K	10.98	—	11.94	—
Customer L	20.22	—	19.61	—
	96.25%	59.49%	100.00%	85.27%

Vendors

Vendors who accounted for 10% or more of the Company’s cost of sales or with significant outstanding payables are analysed as follows:

	Cost of sales for years ended December 31,		Balance as of December 31,
	2025	2024	2025	2024
Vendor A	36.5%	3.4%	—%	—%
Vendor B	13.6	—	—	—
Vendor C	12.8	2.3	—	—
Vendor D	12.5	18.5	—	—
	75.4%	24.2%	—%	—%